Notes on the Consolidated Statements of Operations and Comprehensive Loss / Income - Results of discontinued operations (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income Statement [Abstract]
Revenue	€ 0	€ 0	€ 3,667
Expenses	0	0	(5,168)
Results from operating activities	0	0	(1,501)
Income tax	0	0	488
Results from operating activities, net of tax	0	0	(1,013)
Gain on sale of discontinued operation	0	0	381
Profit (loss) from discontinued operations, net of tax	€ 0	€ 0	€ (632)
Earnings per share - discontinued operations
Basic loss per share (In euro per share)	€ 0	€ 0	€ (25.28)
Diluted loss per share (In euro per share)	€ 0	€ 0	€ (25.28)